Results for the year - Segment information - Narrative (Details) kr in Millions	12 Months Ended
	Dec. 31, 2019 DKK (kr) segment wholesaler commercial_unit	Dec. 31, 2018 DKK (kr)	Dec. 31, 2017
Disclosure of geographical areas [line items]
Number of business segments | segment	2
Number of main commercial units | commercial_unit	2
Property, plant and equipment	kr 50,551	kr 41,891
Number of major wholesalers distributing products | wholesaler	3
Net sales expected to be recognised in next 12 months	kr 544	767
Net sales expected to be recognised thereafter	kr 32	kr 742
Outside of Denmark
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	99.70%
Denmark
Disclosure of geographical areas [line items]
Property, plant and equipment	kr 25,175
USA and China
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	10.00%
Wholesaler 1
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	19.00%	20.00%	21.00%
Wholesaler 2
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	14.00%	13.00%	13.00%
Wholesaler 3
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	12.00%	13.00%	12.00%